CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 412,773		$ 347,987	$ 158,693		$ 697,608	$ 785,913	$ 594,093
Restricted cash	614,936		858,825			784,508
Receivables, less allowance for credit losses of $96,953 as of June 30, 2015, and $95,542 and $101,953 as of December 31, 2014 and 2013, respectively	12,276,196		12,789,027			12,183,281
Retained interests in securitized receivables						2,853
Affiliated accounts and notes receivable	49,702		58,731			110,148
Equipment on operating leases, net	1,658,124		1,458,325			974,307
Equipment held for sale	173,876		129,700			40,750
Goodwill	110,968		112,851			115,486	117,696
Other intangible assets, net	7,801		8,355			6,804
Other assets	73,960		145,764			70,959
TOTAL	15,378,336		15,909,565			14,986,704	13,346,529
Liabilities:
Short-term debt (including current maturities of long-term debt)	4,579,772		4,632,208			4,289,189
Accounts payable and other accrued liabilities	705,835		645,941			490,506
Affiliated debt			862,445			351,004
Long-term debt	8,525,750		8,193,039			8,345,588
Total liabilities	$ 13,811,357		$ 14,333,633			$ 13,476,287
Commitments and contingent liabilities (Note 13)
Stockholder's equity:
Paid-in capital	$ 843,625		$ 843,250			$ 842,182
Accumulated other comprehensive income (loss)	(94,918)	$ (113,967)	(49,928)	5,810	$ (18,471)	6,072	46,648
Retained earnings	818,272		746,758			603,735
Total CNH Industrial Capital LLC stockholder's equity	1,566,979		1,540,080			1,451,989
Noncontrolling interest			35,852			58,428
Total stockholder's equity	1,566,979		1,575,932	$ 1,556,324		1,510,417	$ 1,483,411	$ 1,247,245
TOTAL	$ 15,378,336		$ 15,909,565			$ 14,986,704